Company information - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 05, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Company Information And Operations [Line Items]
Designated cash in separate bank accounts			$ 15,000
Increase in net cash used in operating activities		$ (18,964)	(25,062)	[1]
Decrease in net cash used in investing activities		2,591	2,120	[1]
Decrease in net cash provided by financing activities		$ (32,549)	$ (12,179)	[1]
Issued capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)		79,321,220	76,898,164
Number of shares outstanding (in shares)		67,579,560	66,208,534
Issuance of shares to be held as treasury shares (in shares)	2,423,056
Treasury shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)		11,741,660	10,689,630
Revision of Prior Period, Adjustment
Disclosure Of Company Information And Operations [Line Items]
Increase in net cash used in operating activities		$ 1,200
Decrease in net cash used in investing activities		1,800
Decrease in net cash provided by financing activities		$ 600

[1]	Refer to “Note 1—Change in accounting policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.